Consolidated Statements of Income and Other Comprehensive Income - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Revenues		$ 192,172	$ 102,461	$ 70,324
Cost of sales		(40,438)	(21,777)	(14,730)
Depreciation and amortization		(40,563)	(19,446)	(15,226)
Gross profit		111,171	61,238	40,368
General and administrative expenses		(28,739)	(15,569)	(9,018)
Development expenses		(5,587)	(4,716)	(2,976)
Transaction costs in respect of acquisition of activity in the United States		0	(7,331)	0
Other income		13,767	778	0
Total Other Operating Income Expense		(20,559)	(26,838)	(11,994)
Operating profit		90,612	34,400	28,374
Finance income		23,341	30,333	17,214
Finance expenses		(62,591)	(37,175)	(31,408)
Total finance expenses, net before early prepayment fee		(39,250)	(6,842)	(14,194)
Pre-tax profit before early prepayment fee		51,362	27,558	14,180
Early prepayment fee		0	0	(67,594)
Profit (loss) before tax and equity gains (loss)		51,362	27,558	(53,414)
Share of profits (loss) of equity accounted investees		(306)	(189)	26
Profit (loss) before income taxes		51,056	27,369	(53,388)
Taxes on income		(12,943)	(5,694)	12,353
Profit (loss) for the year		38,113	21,675	(41,035)
Amounts which will be classified in the future under profit or loss, net of tax:
Foreign currency translation differences for foreign operations		78,177	(67,305)	(719)
Effective portion of changes in fair value of cash flow hedges, net		59,892	(9,168)	(4,550)
Other comprehensive income (loss) item that will not be transfer to profit or loss:
Presentation currency translation adjustment		(112,158)	29,510	33,734
Total other comprehensive income (loss) for the year		25,911	(46,963)	28,465
Total comprehensive profit (loss) for the year		64,024	(25,288)	(12,570)
Profit (loss) for the year attributed to:
Owners of the Company		24,749	11,217	(43,869)
Non-controlling interests		13,364	10,458	2,834
Profit (loss) for the year		38,113	21,675	(41,035)
Comprehensive income (loss) for the year attributed to:
Owners of the Company		45,859	(25,748)	(24,644)
Non-controlling interests		18,165	460	12,074
Total comprehensive profit (loss) for the year		$ 64,024	$ (25,288)	$ (12,570)
Earnings (loss) per ordinary share (in USD) with a par value ofNIS 0.01, attributable to owners of the parent Company:
Basic earnings (loss) per share		$ 0.25	$ 0.12	$ (0.56)
Diluted earnings (loss) per share		$ 0.25	$ 0.12	$ (0.56)
Weighted average of share capital used in the calculation of earnings (loss): (*)
Basic per share	[1]	97,335,870	93,749,219	78,297,756
Diluted per share	[1]	99,978,133	98,108,669	78,297,756

[1]	The number of ordinary shares is after giving effect to the Reverse Share Split. See also Note 16